Cash and cash equivalents - Overdraft (Details) $ in Thousands, ZiG in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ZWG (ZiG)	Dec. 31, 2025 USD ($)
Cash and cash equivalents
Bank overdrafts	$ 4,015		$ 11,898
Overdraft facilities | Stanbic Bank Limited | ZiG
Cash and cash equivalents
Principal value | ZiG		ZiG 12.5
Bank overdrafts	0
Overdraft facilities | Stanbic Bank Limited | USD
Cash and cash equivalents
Principal value	4,000
Bank overdrafts	600
Overdraft facilities | CABS Bank | USD
Cash and cash equivalents
Principal value	3,000
Bank overdrafts	0
Overdraft facilities | Nedbank | USD
Cash and cash equivalents
Principal value	7,000
Bank overdrafts	3,400
Overdraft facilities | First Capital Bank | USD
Cash and cash equivalents
Principal value	10,000
Bank overdrafts	$ 0